Initial Public Offering (Details) - Schedule of Ordinary Share Reflected on the Condensed Consolidated Balance Sheets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Ordinary Share Reflected On The Condensed Consolidated Balance Sheets [Abstract]
Gross proceeds from IPO		$ 345,000,000
Less:
Proceeds allocated to Public Warrants		(10,350,000)
Ordinary share issuance costs		(18,600,644)
Plus:
Accretion of carrying value to redemption value		28,950,644
Contingently redeemable ordinary share	$ 349,927,313	$ 345,000,000
Plus:
Accretion of carrying value to redemption value	$ 4,927,313